Employee stock incentive plans (Details 2) - INR (₨) ₨ in Thousands	1 Months Ended
	Jul. 10, 2017	May 11, 2017	Nov. 15, 2016	Sep. 20, 2016	Jul. 26, 2016
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility	30.86%	30.08%	32.77%	32.92%	29.88%
Exercise price	₨ 5,000	₨ 5,000	₨ 5,000	₨ 5,000	₨ 5,000
Option life	2.5	2.5	2.5	2.5	2.5
Risk-free interest rate	6.48%	6.69%	6.27%	6.81%	6.91%
Expected dividends	0.77%	0.77%	0.60%	0.60%	0.60%
Grant date share price	₨ 2,726,200	₨ 2,594,000	₨ 3,310,700	₨ 3,157,800	₨ 3,319,650